Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of receivables and payables [line items]
Receivables from related parties, current	R$ 44,680	R$ 30,059
Receivables from related parties, non-current	90,390	169,755
Total assets	90,390	169,755
Payables to related parties	355,971	328,263
Corporate operation agreements [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	44,680	30,059
Payables to related parties	355,971	328,263
Corporate operation agreements [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	38,205	22,283
Payables to related parties	215,582	198,198
Corporate operation agreements [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	6,263	6,094
Payables to related parties	136,779	128,189
Corporate operation agreements [member] | Aguassanta Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	29	17
Corporate operation agreements [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	183	1,665
Payables to related parties	3,610	1,876
Preferred shares [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	64,993	136,478
Preferred shares [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	37,470	87,969
Preferred shares [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	27,523	18,086
Preferred shares [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		30,423
Financial operations [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	25,397	33,277
Financial operations [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	2,253	1,833
Financial operations [member] | Rezende Barbosa [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	R$ 23,144	R$ 31,444